Capital and Reserves - Summary of Composition of Share Premium Account, Capital Redemption Reserves and Merger Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	£ 67,401	£ 62,955	£ 64,160	£ 65,688
Share Premium Account
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	107	103	94
Capital Redemption Reserve
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	101	101	101
Merger Reserves
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	26,414	26,414	26,414
Share Premium, Capital Redemption and Merger Reserves
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	£ 26,622	£ 26,618	£ 26,609	£ 26,606